Acquisitions and disposals - Narrative (Details) $ in Thousands		1 Months Ended		12 Months Ended
	May 03, 2022 USD ($) installment	Apr. 30, 2024 USD ($) hectare	Sep. 30, 2023 USD ($) hectare	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)
Disclosure of subsidiaries [line items]
Gain from disposal of farmland and other assets (Note 21)				$ 6,050		$ 6,334		$ 0
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity				0	[1]	0	[2]
General and administrative expenses				103,880		70,320		84,287
Viterra Group
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	100.00%
Consideration transferred, acquisition-date fair value	$ 17,754
Number of installments to transfer consideration | installment	3
Contingent consideration recognised as of acquisition date	$ 17,900
General and administrative expenses	$ 193
Revenue of combined entity as if combination occurred at beginning of period								1,369,462
Profit (loss) on operations of combined entity as if combination occurred at beginning of period								249,462
Profit (loss) of combined entity as if combination occurred at beginning of period								$ 106,950
Retained earnings
Disclosure of subsidiaries [line items]
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity				6,935	[1]	13,148	[2]
Revaluation surplus
Disclosure of subsidiaries [line items]
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity				$ (6,935)	[1]	$ (13,148)	[2]
La Pecuaria
Disclosure of subsidiaries [line items]
Number of hectares farm | hectare		3,177
Consideration received		$ 20,700
Gain from disposal of farmland and other assets (Note 21)		6,100
La Pecuaria | Retained earnings
Disclosure of subsidiaries [line items]
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity		6,900
La Pecuaria | Revaluation surplus
Disclosure of subsidiaries [line items]
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity		$ (6,900)
El Meridiano
Disclosure of subsidiaries [line items]
Number of hectares farm | hectare			6,302
Consideration received			$ 48,000
Gain from disposal of farmland and other assets (Note 21)			6,300
El Meridiano | Retained earnings
Disclosure of subsidiaries [line items]
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity			13,100
El Meridiano | Revaluation surplus
Disclosure of subsidiaries [line items]
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity			$ (13,100)

[1]	Net of $2,265 of Income tax.
[2]	Net of $10,492 of Income tax.